United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Emerging Markets Equity Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.7%
		Austria—4.3%
13,250		Erste Group Bank AG	$385,737
4,100		OMV AG	156,634
3,600		Voestalpine AG	151,618
10,400		Wienerberger Baustoffindustrie AG	204,971
		TOTAL	898,960
		Brazil—13.0%
54,500		Ambev SA, ADR	310,105
42,292		Banco Bradesco SA, ADR	447,026
19,800		BB Seguridade Participacoes SA	181,945
4,500		Braskem SA, ADR	92,745
3,100		BRF-Brasil Foods SA	40,267
15,300		Cosan SA Industria e Comercio	196,209
15,929		Ez Tec Empreendimentos e Participacoes SA	97,656
32,704		Itau Unibanco Holding SA, ADR	418,284
16,500		Kroton Educacional SA	72,414
14,000		Lojas Renner SA	114,829
2,600		M Dias Branco SA	115,448
10,900	[1]	Petroleo Brasileiro SA, ADR	102,351
19,500		Qualicorp SA	123,424
7,200		Raia Drogasil S.A.	137,343
17,000		Vale SA, ADR	167,450
18,600		Weg SA	101,429
		TOTAL	2,718,925
		China—25.2%
8,000		AAC Technologies Holdings Inc.	84,024
200,000		Agricultural Bank of China	92,130
2,400	[1]	Alibaba Group Holding Ltd., ADR	246,960
35,000		ANTA Sports Products Ltd.	105,943
213,000		AviChina Industry & Technology Co. Ltd., Class H	154,909
1,600	[1]	Baidu, Inc., ADR	278,608
92,000		China Communications Construction Co. Ltd., Class H	118,609
340,000		China Construction Bank Corp., Class H	279,495
205,000		China Longyuan Power Group Corp., Class H	176,107
63,000		China Medical System Holding Ltd.	102,473
40,000		China Merchants Bank Co. Ltd., Class H	106,588
3,700		China Mobile Ltd., ADR	204,462
40,000		China Overseas Land & Investment Ltd.	123,007
2,500		China Petroleum & Chemical Corp., ADR	193,925
115,000		China Railway Group Ltd.	100,656
34,000		China Resources Logic Ltd.	103,913
74,000		China Shenhua Energy Co. Ltd.	154,591
49,200	[2,3]	Fuyao Glass Industry Group Co. Ltd., Class H	153,129
105,000		Geely Automobile Holdings Ltd.	142,211
34,000		Haier Electronics Group Co. Ltd.	62,422
1,400		NetEase, Inc., ADR	427,084
22,500		New China Life Insurance Co. Ltd., Class H	110,712
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
3,800	[1]	New Oriental Education & Technology Group, Inc., ADR	$183,958
55,500		Ping An Insurance (Group) Co. of China Ltd., Class H	295,501
12,000		Shenzhou International Group Holdings Ltd.	71,516
244,000		Sinopec Shanghai Petrochemical Co. Ltd., Class H	147,637
58,400		Sinopharm Group Co. Ltd., Class H	269,694
17,200		Tencent Holdings Ltd.	456,950
91,000		TravelSky Technology Ltd., Class H	198,347
3,800	[1]	Yum China Holding, Inc.	101,042
		TOTAL	5,246,603
		Colombia—2.8%
4,700		Bancolombia S.A., ADR	175,545
15,200	[1,4]	Ecopetrol SA, ADR	137,104
8,600		Grupo Argos SA	58,031
13,500		Grupo Aval Acciones y Valores S.A., ADR	105,570
7,000		Grupo de Inversiones Suramericana	87,440
4,000		Grupo Nutresa SA	32,236
		TOTAL	595,926
		Czech Republic—0.4%
1,700		CEZ AS	30,047
1,400		Komercni Banka AS	50,350
		TOTAL	80,397
		Hungary—2.1%
70,000		Magyar Telekom Telecommunications PLC	117,828
2,000		MOL Hungarian Oil & Gas PLC	137,134
6,500		OTP Bank PLC	188,969
		TOTAL	443,931
		India—5.9%
31,500		Ashok Leyland Ltd.	42,807
23,500		Exide Industries Ltd.	74,386
1,650		Hero MotoCorp Ltd.	77,496
17,500		Hindustan Zinc Ltd.	80,707
4,000		Housing Development Finance Corp. Ltd.	82,022
3,400		Indiabulls Housing Finance Ltd.	44,284
14,400		Indian Oil Corp. Ltd.	83,132
12,000		ITC Ltd.	47,168
8,600		LIC Housing Finance Ltd.	71,989
1,100		Maruti Suzuki India Ltd.	97,675
26,000		NTPC Ltd.	63,509
23,000		Oil & Natural Gas Corp. Ltd.	66,729
2,900	[2,3]	Reliance Industries Ltd., GDR	107,027
3,850		Tata Consultancy Services Ltd.	142,156
65,800		Tata Power Co. Ltd.	81,462
4,000		VEDANTA Ltd., ADR	61,480
		TOTAL	1,224,029
		Indonesia—4.1%
552,000		Adaro Energy TBK PT	69,995
119,000		Astra International TBK PT	72,988
152,000		Bank Mandiri TBK PT	128,635
133,000		Bank Negara Indonesia Persero TBK PT	62,274
182,000		Bank Rakyat Indonesia TBK PT	160,839
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—continued
13,200		Gudang Garam TBK PT	$65,214
89,000		Indofood CBP Sukses Makmur TBK PT	55,556
73,000		Matahari Department Store TBK PT	74,475
576,000		Telekomunikasi Indonesia TBK PT	165,482
		TOTAL	855,458
		Romania—1.4%
294,456		Banca Transilvania SA	185,940
13,000		Cineworld Group PLC	103,194
		TOTAL	289,134
		Russia—6.5%
42,000		Alrosa AO	66,246
31,000		Gazprom PAO, ADR	138,135
4,300		Lukoil PJSC, ADR	227,363
7,300		MMC Norilsk Nickel PJSC, ADR	116,654
7,500		Mobile Telesystems, ADR	77,025
600	[2]	Novatek PJSC, GDR	77,596
1,000,000		OJSC Inter Rao Ues	68,976
29,000	[2]	Rosneft Oil Co., GDR	164,138
24,000		Sberbank of Russia PJSC, ADR	262,800
4,900	[1,2]	X5 Retail Group NV, GDR	148,656
		TOTAL	1,347,589
		South Africa—2.1%
1,000	[1]	Anglo American Platinum Corp. Ltd.	23,124
6,000		AVI Ltd.	43,568
2,600		Barclays Africa Group Ltd.	30,121
3,000		Barloworld Ltd.	26,487
11,000		FirstRand Ltd.	41,696
2,700		Foschini Group Ltd.	33,394
3,100		Hyprop Investments Ltd.	29,640
6,500	[1]	Impala Platinum Holdings Ltd.	21,734
350		Naspers Ltd., Class N	55,922
3,200		Nedbank Group Ltd.	59,531
1,200		Tiger Brands Ltd.	38,210
2,500		Vodacom Group Ltd.	28,195
		TOTAL	431,622
		South Korea—5.7%
3,400		Hana Financial Holdings	105,916
3,500		Hanwha Chemical	78,500
171		Hyundai Mobis	38,569
375		Hyundai Motor Co.	49,587
1,126	[1]	Korea Electric Power Corp.	43,228
8,600		LG Telecom Ltd.	97,320
1,800		Poongsan	65,202
215		Samsung Electronics Co. Ltd.	364,416
2,600	[1]	Shinhan Financial Group Co. Ltd., ADR	106,574
2,200		SK Hynix, Inc.	90,524
1,700		SK Telecom Co. Ltd., ADR	38,420
10,000	[1]	Woori Bank	117,525
		TOTAL	1,195,781
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—8.2%
35,000		Chailease Holding Co. Ltd.	$75,158
175,000		Chinatrust Financial Holding Co. Ltd.	104,549
397,887		First Financial Holding Co. Ltd.	235,062
123,202		Hon Hai Precision Industry Co. Ltd.	359,210
60,299		Lite-On Technology Corp.	101,261
50,000		Pou Chen Corp.	67,901
20,000		Powertech Technology, Inc.	58,095
89,000		Taiwan Semiconductor Manufacturing Co. Ltd.	543,970
43,200		Uni-President Enterprises Corp.	76,746
49,000		WPG Holdings Co., Ltd.	61,940
59,180		Yuanta Financial Holding Co. Ltd.	25,050
		TOTAL	1,708,942
		Thailand—7.8%
108,000		Airports of Thailand PCL, GDR	119,980
51,200		Central Pattana PCL, GDR	80,771
97,000		Charoen Pokphand Foods PCL, GDR	77,810
88,800		CP ALL PCL, GDR	152,528
280,000		Home Product Center Public Co.Ltd., GDR	79,013
100,000		Indorama Ventures PLC, GDR	101,638
500,000		IRPC PCL, GDR	71,079
19,400		Kasikornbank PCL, GDR	106,519
350,000		Land & Houses Public Co. Ltd., GDR	98,224
64,840		Minor International PCL, GDR	63,634
22,500		PTT PCL, GDR	255,390
17,200		Siam Cement PCL, GDR	254,249
21,000		Siam Commercial Bank PCL, GDR	92,546
100,000		Thai Beverage Public Co. Ltd.	67,732
		TOTAL	1,621,113
		Turkey—5.2%
21,000		Akbank TAS	50,155
6,000		Arcelik AS	34,440
25,000		Aygaz AS	91,432
35,000		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,089
50,000		Eregli Demir Ve Celik Fabrikalari T.A.S.	81,626
12,600		Haci Omer Sabanci Holding AS	34,868
50,000		KOC Holding AS	203,586
35,000		Petkim Petrokimya Holding AS	41,554
9,000		Tofas Turk Otomobil Fabrikasi AS	67,211
5,100		Tupras Turkiye Petrol Rafinerileri AS	119,334
4,600	[1]	Turkcell Iletisim Hizmetleri AS, ADR	37,950
125,000		Turkiye Is Bankasi (Isbank), Class C	217,452
65,053		Turkiye Sise ve Cam Fabrikalari AS	70,029
		TOTAL	1,079,726
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,550,192)	19,738,136
		EXCHANGE-TRADED FUNDS—0.6%
		Greece—0.6%
16,700		Global X FTSE Greece 20 ETF (IDENTIFIED COST $127,746)	128,757
4

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—5.8%[5]
72,922	Federated Government Obligations Fund, Premier Shares, 0.49%[6] (purchased with proceeds from securities lending collateral)	$72,922
1,127,483	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[6]	1,127,821
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,200,408)	1,200,743
	TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $18,878,346)[7]	21,067,636
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[8]	(236,794)
	TOTAL NET ASSETS—100%	$20,830,842
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1H-SHARES Index, Long Futures	13	$863,022	March 2017	$(13,970)
[1]mini MSCI Emerging Markets Index, Long Futures	4	$143,600	March 2017	$(1,660)
1SET50 Index, Long Futures	40	$224,377	March 2017	$4,928
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,702)
The average notional value of long futures contracts held by the Fund throughout the period was $1,432,189. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $650,546, which represented 3.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $260,156, which represented 1.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2017, is as follows:
	Acquisition Date	Cost	Market Value
Novatek PJSC, GDR	8/12/2015	$57,607	$77,596
Rosneft Oil Co., GDR	8/12/2015-2/10/2017	$136,695	$164,138
X5 Retail Group NV, GDR	8/11/2015-6/30/2016	$107,057	$148,656
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$69,238	$79,922
5	Affiliated holdings.
5

Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	153,600	982,973	1,136,573
Purchases/Additions	72,922	5,821,801	5,894,723
Sales/Reductions	(153,600)	(5,677,291)	(5,830,891)
Balance of Shares Held 2/28/2017	72,922	1,127,483	1,200,405
Value	$72,922	$1,127,821	$1,200,743
Dividend Income	$484	$3,666	$4,150
6	7-day net yield.
7	At February 28, 2017, the cost of investments for federal tax purposes was $18,878,346. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $2,189,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,575,398 and net unrealized depreciation from investments for those securities having an excess of cost over value of $386,108.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks	$101,042	$—	$—	$101,042
International	4,642,510	14,994,584[1]	—	19,637,094
Exchange Traded Fund	128,757	—	—	128,757
Investment Companies	1,200,743	—	—	1,200,743
TOTAL SECURITIES	$6,073,052	$14,994,584	$—	$21,067,636
Other Financial Instruments:[2]
Assets	$4,928	$—	$—	$4,928
Liabilities	(15,630)	—	—	(15,630)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,702)	$—	$—	$(10,702)
1	Includes $1,614,794 of securities transferred from Level 1 to Level 2 because fair value factors were applied for the securities. Transfers shown represent the value of the securities at the beginning of the period.
2	Other Financial Instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
OJSC	—Open Joint Stock Company
PJSC	—Public Joint Stock Company
7
Federated InterContinental Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.5%
		Austria—4.1%
70,400		Erste Group Bank AG	$2,049,497
20,400		OMV AG	779,351
33,300		Voestalpine AG	1,402,468
56,484		Wienerberger AG	1,113,229
		TOTAL	5,344,545
		Brazil—4.5%
100,000		Ambev SA, ADR	569,000
92,000		Banco Bradesco SA, ADR	972,440
27,000		BB Seguridade Participacoes SA	248,107
8,300		Braskem SA, ADR	171,063
28,000		Cosan SA Industria e Comercio	359,075
30,000		Ez Tec Empreendimentos e Participacoes SA	183,921
80,000		Itau Unibanco Holding SA, ADR	1,023,200
34,000		Kroton Educacional SA	149,217
26,000		Lojas Renner SA	213,253
9,400		M Dias Branco SA	417,389
41,400	[1]	Petroleo Brasileiro SA, ADR	388,746
35,700		Qualicorp SA	225,961
8,000		Raia Drogasil SA	152,603
55,800		Vale SA, ADR	549,630
34,000		Weg SA	185,408
		TOTAL	5,809,013
		Canada—3.6%
4,800		Bank of Montreal	364,246
7,200		Bank of Nova Scotia, Toronto	417,624
12,400		Barrick Gold Corp.	228,824
6,500	[2]	Brookfield Asset Management, Inc.	234,121
4,000		Canadian Imperial Bank of Commerce	351,182
5,200		Canadian National Railway Co.	361,596
12,200		First Quantum Minerals Ltd.	126,942
45,300		Inter Pipeline Ltd.	949,860
3,800		National Bank of Canada, Montreal	162,162
4,300		Rogers Communications, Inc., Class B	180,521
5,200		Saputo, Inc.	178,567
3,500		SNC-Lavalin Group, Inc.	142,535
6,000		Teck Resources Ltd., Class B	119,937
7,200		TELUS Corp.	234,290
12,800		Toronto Dominion Bank	659,756
		TOTAL	4,712,163
		Czech Republic—0.9%
36,000		CEZ AS	636,284
15,500		Komercni Banka AS	557,452
		TOTAL	1,193,736
		Denmark—7.3%
39,300		Danske Bank A/S	1,312,641
8,700		FLS Industries A/S, Class B	426,148

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Denmark—continued
2,200	[1]	Genmab A/S	$436,016
37,000		ISS A/S	1,438,993
15,129		NKT Holding A/S	1,065,976
43,800		Novo Nordisk A/S, ADR	1,547,454
12,000		Royal Unibrew A/S	467,634
42,000		Spar Nord Bank A/S	465,728
31,600		Vestas Wind Systems A/S	2,348,963
		TOTAL	9,509,553
		Germany—14.5%
12,100		Allianz SE	2,104,836
15,300		BASF SE	1,422,298
7,600		Bayer AG	836,149
11,000	[3,4]	Covestro AG	826,683
29,700		Daimler AG	2,162,391
132,500		Deutsche Telekom AG	2,291,404
11,000	[1]	Dialog Semiconductor PLC	579,489
4,200		Hannover Rueckversicherung SE	474,309
7,500		HeidelbergCement AG	701,025
8,100		Henkel AG & Co. KGaA	1,012,475
3,000		Hochtief AG	458,004
27,000		METRO AG	837,622
6,500		Rheinmetall AG	496,755
21,000		SAP SE	1,957,865
20,500		Siemens AG	2,668,085
		TOTAL	18,829,390
		Hungary—1.8%
260,000		Magyar Telekom Telecommunications PLC	437,647
9,900		MOL Hungarian Oil & Gas PLC	678,815
41,300		OTP Bank PLC	1,200,679
		TOTAL	2,317,141
		Indonesia—5.0%
2,800,000		Adaro Energy TBK PT	355,049
876,000		Astra International TBK PT	537,293
1,350,000		Bank Mandiri Persero TBK PT	1,142,482
820,000		Bank Negara Indonesia Persero PT	383,947
1,300,000		Bank Rakyat Indonesia Persero TBK PT	1,148,847
106,000		Gudang Garam TBK PT	523,687
790,000		Indofood CBP Sukses Makmur TBK PT	493,137
475,000		Matahari Department Store TBK PT	484,595
5,000,000		Telekomunikasi Indonesia Persero TBK PT	1,436,476
		TOTAL	6,505,513
		Ireland—3.3%
2,200,000	[1]	Bank of Ireland	524,613
50,000		CRH PLC	1,688,928
17,000		Glanbia PLC	332,991
9,100		Kerry Group PLC, Class A	698,789
15,000		Kingspan Group PLC	460,304
2,700		Paddy Power Betfair PLC	295,762
13,000		Smurfit Kappa Group PLC	345,585
		TOTAL	4,346,972

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—23.1%
31,500		Aisin Seiki Co. Ltd.	$1,565,809
30,200		Alps Electric Co. Ltd.	900,472
304,000		ANA Holdings, Inc.	909,097
17,000		Bandai Namco Holdings, Inc.	489,501
55,200		Chugai Pharmaceutical Co. Ltd.	1,837,188
7,400		Daikin Industries Ltd.	703,233
8,200		Disco Corp.	1,232,731
30,000		Don Quijote Holdings Co. Ltd.	1,063,365
37,000		Doutor Nichires Holdings Co. Ltd.	712,761
25,000		Fuji Heavy Industries Ltd.	937,376
246		Hoshino Resorts REIT, Inc.	1,307,479
1,700		Japan Hotel REIT Investment Corp.	1,220,223
15,400		Kao Corp.	795,461
2,000		Keyence Corp.	774,083
32,000		Kubota Corp.	509,604
46,300		Kyowa Hakko Kirin Co. Ltd.	693,381
46,300		Mitsubishi Electric Corp.	679,597
100,000		Mitsubishi UFJ Financial Group, Inc.	665,450
7,500		Nidec Corp.	700,733
67,500		NSK Ltd.	964,038
32,000		NTT DOCOMO, Inc.	760,811
268,000		Osaka Gas Co. Ltd.	1,033,365
24,000	[2]	OSG Corp.	504,557
5,500		Secom Co. Ltd.	401,019
92,600		Sekisui House Ltd.	1,480,961
2,500		SMC Corp.	709,545
44,400		Sumitomo Mitsui Financial Group, Inc.	1,729,696
18,000		Suzuki Motor Corp.	704,699
50,000		Taiyo Nippon Sanso Corp.	622,034
27,000		Teijin Ltd.	516,909
18,000		Tokio Marine Holdings, Inc.	789,085
8,700		Tokyo Electron Ltd.	868,902
54,000	[2]	Yamaha Motor Co. Ltd.	1,250,799
		TOTAL	30,033,964
		Netherlands—4.6%
21,000	[3,4]	ABN AMRO Group NV, GDR	480,887
11,000		Akzo Nobel NV	738,179
8,000		ASML Holding NV	970,694
55,000		ING Groep NV	758,992
30,000		Koninklijke Ahold NV	637,938
30,000		Koninklijke Philips NV	907,503
32,600		Unilever NV, ADR	1,541,226
		TOTAL	6,035,419
		Norway—1.2%
28,377		DNB ASA	466,061
10,000	[1]	Marine Harvest ASA	175,029
3,100		Royal Caribbean Cruises Ltd.	297,910
18,043		Statoil ASA	318,501
20,000		Tomra Systems ASA	223,514

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
3,242		Yara International ASA	$123,238
		TOTAL	1,604,253
		Romania—1.1%
1,350,000		Banca Transilvania SA	852,484
75,000		Cineworld Group PLC	595,349
		TOTAL	1,447,833
		Spain—6.9%
58,000		Abertis Infraestructuras SA	850,848
4,800	[3,4]	Aena SA	686,866
13,500		Amadeus IT Holding SA	628,224
83,600		Banco Bilbao Vizcaya Argentaria SA	547,977
115,000		Banco Santander SA	622,150
130,000		Bankinter SA	1,003,106
122,000		CaixaBank SA	426,687
15,000		Enagas SA	368,196
148,222		Iberdrola SA	983,662
44,000		Industria de Diseno Textil SA	1,414,206
26,000		Red Electrica Corporacion SA	469,022
100,000		Telefonica SA	1,013,000
		TOTAL	9,013,944
		Sweden—7.7%
120,000		Cloetta AB	462,715
37,800		Hennes & Mauritz AB, Class B	997,500
203,700		Husqvarna AB, Class B	1,742,962
20,000		Intrum Justitia AB	723,357
60,000		Nordea Bank AB	703,147
132,600		Peab AB	1,254,974
20,000		Saab AB, Class B	792,474
62,400		Skandinaviska Enskilda Banken AB, Class A	714,539
13,000		Svenska Cellulosa AB SCA, Class B	398,922
35,000	[1,2]	Swedish Orphan Biovitrum AB	475,106
136,200		Volvo AB, Class B	1,774,716
		TOTAL	10,040,412
		Taiwan—9.9%
300,000		Chailease Holding Co. Ltd.	644,209
1,632,400		Chang Hwa Commercial Bank Ltd.	975,433
728,000		China Life Insurance Co. Ltd.	714,648
600,000		Chinatrust Financial Holding Co. Ltd.	358,455
250,000		Chunghwa Telecom Co. Ltd.	828,344
750,000		Far Eastern New Century Corp.	667,443
1,557,050		First Financial Holding Co. Ltd.	919,868
470,497		Hon Hai Precision Industry Co. Ltd.	1,371,789
514,555		Lite-On Technology Corp.	864,099
320,000		Pou Chen Corp.	434,567
135,000		Powertech Technology, Inc.	392,143
76,000		President Chain Store Corp.	556,321
514,000		Taiwan Semiconductor Manufacturing Co. Ltd.	3,141,582
300,000		Uni-President Enterprises Corp.	532,957

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—continued
350,000		WPG Holdings Ltd.	$442,426
		TOTAL	12,844,284
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,689,422)	129,588,135
		INVESTMENT COMPANY—1.2%
1,590,034	[5]	Federated Government Obligations Fund, Premier Shares, 0.49%[6] (purchased with proceeds from securities lending collateral) (IDENTIFIED COST $1,590,034)	1,590,034
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $120,279,456)[7]	131,178,169
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[8]	(966,746)
		TOTAL NET ASSETS—100%	$130,211,423
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Amsterdam Exchanges Index Long Futures	13	$1,364,275	March 2017	$6,466
1BIST 30 Long Futures	524	$1,548,630	April 2017	$(28,239)
[1]German Stock Index Long Futures	5	$1,568,840	March 2017	$39,132
[1]Tokyo Price Index Long Futures	10	$1,365,437	March 2017	$11,752
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$29,111
The average notional value of long futures contracts held by the Fund throughout the period was $2,352,479. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$1,514,696	$1,590,034
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $1,994,436, which represented 1.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $1,994,436, which represented 1.5% of total net assets.
5	Affiliated holding.

Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2016	3,503,972	3,855,175	7,359,147
Purchases/Additions	—	7,880,290	7,880,290
Sales/Reductions	(1,913,938)	(11,735,465)	(13,649,403)
Balance of Shares Held 2/28/2017	1,590,034	—	1,590,034
Value	$1,590,034	$—	$1,590,034
Dividend Income	$ 11,660	$ 1,963	$13,623

6	7-day net yield.
7	At February 28, 2017, the cost of investments for federal tax purposes was $120,279,456. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $10,898,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,758,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,859,323.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$11,866,756	$117,721,379	$—	$129,588,135
Investment Company	1,590,034	—	—	1,590,034
TOTAL SECURITIES	$13,456,790	$117,721,379	$—	$131,178,169
Other Financial Instruments*
Assets	$57,350	$—	$—	$57,350
Liabilities	(28,239)	—	—	(28,239)
TOTAL OTHER FINANCIAL INSTRUMENTS	$29,111	$—	$—	$29,111
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
7
Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares		Value In U.S. Dollars
	COMMON STOCKS—97.9%
	Consumer Discretionary—3.6%
1,103,000	SES SA	$22,521,781
309,400	Shaw Communications, Inc., Class B	6,438,651
	TOTAL	28,960,432
	Consumer Staples—17.0%
150,115	British American Tobacco PLC	9,465,544
696,611	Imperial Brands PLC	32,834,499
246,100	Japan Tobacco, Inc.	8,229,788
6,105,000	Kimberly-Clark de Mexico SAB de CV, ADR, Class A	11,531,481
312,927	Nestle SA	23,142,154
290,495	Philip Morris International, Inc.	31,765,628
11,166,000	Wal-Mart de Mexico SAB de CV	21,730,115
	TOTAL	138,699,209
	Energy—7.3%
3,314,620	BP PLC	18,688,218
608,894	TOTAL SA	30,408,865
221,000	TransCanada Corp.	10,159,811
	TOTAL	59,256,894
	Financials—15.8%
789,300	Admiral Group PLC	17,913,421
119,100	Bank of Montreal	9,037,863
199,000	Canadian Imperial Bank of Commerce	17,471,307
145,471	Muenchener Rueckversicherungs-Gesellschaft AG	27,493,565
454,000	National Australia Bank Ltd.	11,111,250
277,000	SCOR SE	10,010,608
820,100	Swedbank AB, Class A	20,249,973
150,000	Toronto-Dominion Bank	7,731,516
299,000	Westpac Banking Corp.	7,728,820
	TOTAL	128,748,323
	Health Care—16.2%
513,373	AstraZeneca PLC	29,588,452
965,543	GlaxoSmithKline PLC	19,747,374
313,750	Novartis AG	24,501,185
83,100	Roche Holding AG	20,240,586
361,586	Sanofi	31,161,047
390,000	Sonic Healthcare Ltd.	6,425,750
	TOTAL	131,664,394
	Industrials—1.6%
1,631,728	BAE Systems PLC	12,775,492
	Materials—1.4%
1,065,000	Amcor Ltd.	11,475,167
	Telecommunication Services—20.0%
623,000	BCE, Inc.	27,177,097
1,825,000	BT Group PLC	7,411,703
10,311,385	Singapore Telecommunications Ltd.	29,046,434
34,055	Swisscom AG	15,001,514
774,000	Telenor ASA	12,635,751
1

Shares			Value In U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
4,549,515		Telstra Corp. Ltd.	$16,799,085
629,900		TELUS Corp.	20,497,122
13,548,818		Vodafone Group PLC	33,962,606
		TOTAL	162,531,312
		Utilities—15.0%
690,000		Emera, Inc.	23,663,228
268,000		Fortis, Inc.	8,500,858
2,393,222		National Grid PLC	28,987,198
557,300		Red Electrica Corp. SA	10,053,312
1,842,050		SSE PLC	35,241,283
1,312,836		United Utilities Group PLC	15,952,230
		TOTAL	122,398,109
		TOTAL COMMON STOCKS (IDENTIFIED COST $808,161,951)	796,509,332
		INVESTMENT COMPANY—0.7%
5,460,537	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[2] (IDENTIFIED COST $5,460,538)	5,462,175
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $813,622,489)[3]	801,971,507
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	11,740,966
		TOTAL NET ASSETS—100%	$813,712,473
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
3/1/2017	BNY Mellon	182,587 CAD	$138,826	$1,356
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $625 and $339, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.

Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2016	9,155,812
Purchases/Additions	56,827,744
Sales/Reductions	(60,523,019)
Balance of Shares Held 2/28/2017	5,460,537
Value	$5,462,175
Dividend Income	$21,698
2	7-day net yield.
3	At February 28, 2017, the cost of investments for federal tax purposes was $813,622,489. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $11,650,982. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,474,459 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,125,441.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$31,765,628	$—	$—	$31,765,628
International	163,939,049	600,804,655[1]	—	764,743,704
Investment Company	5,462,175	—	—	5,462,175
TOTAL SECURITIES	$201,166,852	$600,804,655	$—	$801,971,507
Other Financial Instruments:[2]
Assets	$1,356	$—	$—	$1,356
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,356	$—	$—	$1,356
1	Includes $75,051,093 of securities transferred from Level 1 to Level 2 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
4
Federated Managed Volatility Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—37.2%
		Consumer Discretionary—2.3%
749		American Eagle Outfitters, Inc.	$11,872
175		CBS Corp., Class B	11,536
359		Goodyear Tire & Rubber Co.	12,583
85		Home Depot, Inc.	12,317
394		Honda Motor Co. Ltd., ADR	12,202
101		McDonald's Corp.	12,893
760		Regal Entertainment Group	16,401
315		TJX Cos., Inc.	24,712
145		Time Warner, Inc.	14,240
436		Twenty-First Century Fox, Inc.	13,045
		TOTAL	141,801
		Consumer Staples—2.8%
182		British American Tobacco PLC, ADR	11,619
163		CVS Health Corp.	13,135
176		Colgate-Palmolive Co.	12,845
838		ConAgra Brands, Inc.	34,534
144		Ingredion, Inc.	17,408
146		Kraft Heinz Co./The	13,360
263		Smucker (J.M.) Co.	37,275
85		Spectrum Brands Holdings, Inc.	11,536
341		Wal-Mart Stores, Inc.	24,187
		TOTAL	175,899
		Energy—3.9%
160		Anadarko Petroleum Corp.	10,344
476		BP PLC, ADR	16,146
670		Baker Hughes, Inc.	40,388
238		Conocophllips	11,322
356		ENI S.p.A., ADR	11,015
111		EOG Resources, Inc.	10,766
272		Exxon Mobil Corp.	22,119
1,272		Ensco PLC	12,389
1,346	[1]	Frank's International N.V.	16,421
270		Helmerich & Payne, Inc.	18,460
1,054		Nabors Industries Ltd.	15,430
406		Oceaneering International, Inc.	11,498
485		PBF Energy, Inc.	11,878
148		Tesoro Petroleum Corp.	12,608
221		Total SA, ADR	11,043
190		Valero Energy Corp.	12,910
		TOTAL	244,737
		Financials—9.8%
251		Aflac, Inc.	18,160
519		Allstate Corp.	42,641
145		American Express Co.	11,609
631		BB&T Corp.	30,427
1

Principal Amount or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
1,966	Bank of America Corp.	$48,521
86	Chubb Ltd.	11,883
718	Citigroup, Inc.	42,943
127	Cullen Frost Bankers, Inc.	11,744
509	Discover Financial Services	36,210
473	East West Bancorp, Inc.	25,599
118	Goldman Sachs Group, Inc.	29,271
276	Hartford Financial Services Group, Inc.	13,494
524	JPMorgan Chase & Co.	47,485
393	Lazard Ltd., Class A	16,923
69	M&T Bank Corp.	11,521
217	MetLife, Inc.	11,379
1,018	Morgan Stanley	46,492
931	Old Republic International Corp.	19,281
325	PNC Financial Services Group	41,350
147	Raymond James Financial, Inc.	11,548
556	Sun Life Financial Services of Canada	20,238
246	The Bank of New York Mellon Corp.	11,596
150	The Travelers Cos, Inc.	18,336
279	U.S. Bancorp	15,345
199	Wells Fargo & Co.	11,518
	TOTAL	605,514
	Health Care—4.5%
305	Abbott Laboratories	13,750
298	AbbVie, Inc.	18,428
105	Aetna, Inc.	13,520
76	Allergan PLC	18,606
135	Amgen, Inc.	23,832
143	Anthem, Inc.	23,569
516	Baxter International, Inc.	26,275
63	Becton, Dickinson & Co.	11,532
320	Bristol-Myers Squibb Co.	18,147
155	Gilead Sciences, Inc.	10,924
150	Johnson & Johnson	18,332
684	Merck & Co., Inc.	45,055
128	Quest Diagnostics, Inc.	12,472
140	UnitedHealth Group, Inc.	23,153
	TOTAL	277,595
	Industrials—3.9%
69	Boeing Co./The	12,436
54	Deere & Co.	5,913
235	Delta Air Lines, Inc.	11,734
287	Eaton Corp. PLC	20,658
73	General Dynamics Corp.	13,856
140	Huntington Ingalls Industries, Inc.	30,590
287	Ingersoll-Rand PLC	22,776
70	L3 Technologies, Inc.	11,782
194	Manpower Group, Inc.	18,826
556	Masco Corp.	18,782
2

Principal Amount or Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
145	Norfolk Southern Corp.	$17,549
69	Northrop Grumman Corp.	17,049
151	Parker-Hannifin Corp.	23,381
247	Waste Management, Inc.	18,110
	TOTAL	243,442
	Information Technology—4.5%
202	Apple, Inc.	27,672
770	Applied Materials, Inc.	27,889
557	Cisco Systems, Inc.	19,038
733	Corning, Inc.	20,238
1,902	HP, Inc.	33,038
163	Harris Corp.	17,914
752	Hewlett Packard Enterprise Co.	17,161
129	KLA-Tencor Corp.	11,626
185	Lam Research Corp.	21,930
323	Qualcomm, Inc.	18,243
376	Seagate Technology	18,119
618	Texas Instruments, Inc.	47,351
	TOTAL	280,219
	Materials—1.2%
316	CRH PLC, ADR	10,671
227	Cabot Corp.	13,162
258	Domtar Corp.	9,827
416	Dow Chemical Co.	25,900
400	Rio Tinto PLC, ADR	16,608
	TOTAL	76,168
	Real Estate—1.2%
88	Coresite Realty Corp.- REIT	7,926
123	DCT Industrial Trust, Inc.	5,884
125	Digital Realty Trust, Inc.	13,500
497	Duke Realty Corp.	12,743
452	General Growth Properties, Inc.	11,237
370	Retail Properties of America, Inc.	5,702
147	Sun Communities, Inc.	12,176
79	Welltower, Inc.	5,560
	TOTAL	74,728
	Telecommunication Services—1.5%
1,101	AT&T, Inc.	46,011
672	CenturyLink, Inc.	16,303
583	Verizon Communications	28,934
	TOTAL	91,248
	Utilities—1.6%
204	American Electric Power Co., Inc.	13,662
100	DTE Energy Co.	10,138
133	Dominion Resources, Inc.	10,326
152	Duke Energy Corp.	12,548
186	Exelon Corp.	6,828
88	Nextera Energy, Inc.	11,528
185	PPL Corp.	6,823
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
171		Public Service Enterprises Group, Inc.	$7,862
76		Sempra Energy	8,382
169		Southern Co.	8,588
		TOTAL	96,685
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,025,234)	2,308,036
		PURCHASED CALL OPTION—0.1%
117		CBOE SPX Volatility Index Strike Price: $18.00; Expiration Date: 3/22/2017 (IDENTIFIED COST $7,568)	4,680
		PURCHASED PUT OPTIONS—0.3%
15		SPDR S&P 500 ETF Trust Strike Price $220.00; Expiration Date: 12/15/2017	11,057
30		SPDR S&P 500 ETF Trust Strike Price $236.00; Expiration Date: 3/1/2017	1,140
11		SPDR S&P 500 ETF Trust Strike Price $225.00; Expiration Date: 9/15/2017	6,985
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $19,182)	19,182
		INVESTMENT COMPANIES—60.5%[2]
86,796		Emerging Markets Core Fund	875,769
3,900	[3]	Federated Government Obligations Fund, Institutional Shares, 0.46%[4]	3,900
254,031		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[4]	254,108
167,710		Federated Mortgage Core Portfolio	1,646,912
151,049		High Yield Bond Portfolio	972,758
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,699,686)	3,753,447
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $5,751,670)[5]	6,085,345
		OTHER ASSETS AND LIABILITIES - NET—1.9%[6]	120,848
		TOTAL NET ASSETS—100%	$6,206,193
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7S&P 500 E-Mini Index Long Futures	30	$3,544,200	March 2017	$196,928
[7]United States Treasury Note 5-Year Short Futures	1	$117,703	June 2017	$(120)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$196,808
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,402,113 and $117,770, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
7CBOE SPX Volatility Index (Call Option)	March 2017	$25.00	11,700	$(1,463)
7SPDR S&P 500 ETF Trust (Put-Option)	March 2017	$235.00	3,000	$(315)
7SPDR S&P 500 ETF Trust (Put-Option)	December 2017	$210.00	1,500	$(7,891)
7SPDR S&P 500 ETF Trust (Put-Option)	September 2017	$210.00	1,100	$(3,839)
(PREMIUMS RECEIVED $14,969)				$(13,508)
The average market value of written put and call options held by the Fund throughout the period was $(5,948) and $(1,890), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $11,497 and $4,243, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
4

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$3,774	$3,900
2	Affiliated holdings.
Transactions involving affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Government Obligations Fund, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	81,005	0	288,329	155,062	146,585	670,981
Purchases/Additions	7,799	3,900	639,243	16,530	12,638	680,110
Sales/Reductions	(2,008)	-	(673,541)	(3,882)	(8,174)	(687,605)
Balance of Shares Held 2/28/2017	86,796	3,900	254,031	167,710	151,049	663,486
Value	$875,769	$3,900	$254,108	$1,646,912	$972,758	$3,753,447
Dividend Income	$18,980	$1	$250	$10,255	$14,521	$44,007
3	All or a portion of this security is held as collateral for securities lending.
4	7-day net yield.
5	At February 28, 2017, the cost of investments for federal tax purposes was $5,751,670. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) written option contracts was $333,675. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $380,447 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,772.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of
5

certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund excluding Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $3,495,439 are measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in these Investment Companies is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017